Business Segment (Details) CLF in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CLP ($)	Dec. 31, 2025 CLF	Dec. 31, 2024 CLP ($)		Dec. 31, 2023 CLP ($)
Business Segment [Line Items]
Number of business segments	4	4
Provisions for loan losses	$ 394,862		$ 352,706		$ 201,944
Total income tax expense	318,388		333,601	[1]	$ 322,114	[1]
Other liabilities	$ 948,076		$ 711,398
Retail [Member]
Business Segment [Line Items]
Annual revenue (in Unidad de Fomento) | CLF		CLF 70,000
Wholesale [Member]
Business Segment [Line Items]
Annual revenue (in Unidad de Fomento) | CLF		CLF 70,000
IFRS Adjustments [Member]
Business Segment [Line Items]
Total revenue percentage	10.00%	10.00%	10.00%		10.00%
IFRS Adjustments [Member] | Reclassifications and Adjustments [Member]
Business Segment [Line Items]
Adjustment operating revenue	$ 3,558		$ 17,232		$ 19,312
Provisions for loan losses	(12,940)		39,048		159,307
Total income tax expense	2,533		(15,196)		(48,227)
IFRS adjustments in assets	3,705		(39,899)		(74,511)
Other liabilities	$ (884,607)
IFRS adjustments in liabilities			$ (921,794)		$ (919,171)

[1]	The comparative information was aligned with the new segment structure in accordance with IFRS 8.